                                    Form 13F

                            UNITED STATES SECURITIES
                             AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2003

           Check here if Amendment [ ]: Amendment Number:_____________

                        This Amendment (Check only one.):

                                      [ ] is a restatement.

                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:               Peter Homans

Address:            One International Place
                    29th Floor
                    Boston, Massachusetts  02110

Form 13F File Number:  28-06051

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:  Peter Homans

Title:              Institutional Manager

Phone:              (617) 856-8875

Signature, Place, and Date of Signing:


/s/ Peter Homans
--------------------------------------------------------------------------------
(Signature)


Boston, Massachusetts
--------------------------------------------------------------------------------
(City, State)


July 29, 2003
--------------------------------------------------------------------------------
(Date)


Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

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Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total:  $169,785 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. One

Form 13F File Number 28-06049
                     -----------------------------------------------------------
Name:   Neil Druker


                                       2

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              Name of Reporting __________________________________

                                                                        Item 5:                  Item 6:
                                 Item 2:                    Item 4:      Shares              (b) Shared As
    Item 1:                     Title of      Item 3:    Fair Market  of Principal              Defined In   (c) Shared-
Name of Issuer                   Class     CUSIP number     Value        Amount     (a) Sole     Instr. V        Other
------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES               COMM       002824100       2,257        60,000                                   X
AETNA INC                         COMM       00817Y108      10,107       205,000                                   X
AFFYMETRIX INC                    COMM       00826T108           5           200                                   X
ARROW ELECTRONICS INC             COMM       042735100         761        51,790                                   X
ANTHEM INC                        COMM       03674B104      12,058       182,000                                   X
BIOGEN INC                        COMM       090597105       5,543       185,000                                   X
BIO-RAD LABORATORIES INC CL A     CL A       090572207       3,575       100,000                                   X
BIOSITE DIAGNOSTICS INC           COMM       090945106       6,914       180,000                                   X
BOSTON SCIENTIFIC CORP            COMM       101137107         408        10,000                                   X
CARDINAL HEALTH INC               COMM       14149Y108         855        15,000                                   X
CABOT MICROELECTRONICS CORP       COMM       12709P103       6,530       155,700                                   X
CREE RESEARCH INC                 COMM       225447101       2,130       115,000                                   X
CTI MOLECULAR IMAGING INC         COMM       22943D105         196        10,000                                   X
EXTREME NETWORKS INC              COMM       30226D106         238        55,000                                   X
F5 NETWORKS INC                   COMM       315616102       4,857       384,600                                   X
FINISH LINE INC-CL A              CL A       317923100       3,651       243,400                                   X
GARMIN LTD                        COMM       G37260109      13,121       366,500                                   X
HCA-HEALTHCARE CO                 COMM       404119109       9,099       220,000                                   X
HOLLYWOOD ENTERTAINMENT CORP      COMM       436141105         339        21,200                                   X
HEALTH NET INC                    COMM       42222G108         402        15,000                                   X
INVESTORS FINL SERVICES CORP      COMM       461915100       3,448       141,700                                   X
ISHARES TR                        COMM       464287531       7,175       500,000                                   X
ISHARES TR                        COMM       464287515       7,368       300,000                                   X
INTERMUNE PHARMACEUTICALS INC     COMM       45884X103         214        10,000                                   X
LINEAR TECHNOLOGY CORPORATION     COMM       535678106       9,554       309,500                                   X
LINCARE HOLDINGS INC              COMM       532791100         767        25,000                                   X
MACROMEDIA INC                    COMM       556100105       2,418       200,000                                   X
MICROCHIP TECHNOLOGY INC          COMM       595017104       1,095        55,000                                   X
MOTOROLA INC                      COMM       620076109          83        10,000                                   X
MARVELL TECHNOLOGIES GROUP        COMM       G5876H105         212        10,000                                   X
OXFORD HEALTH PLANS INC           COMM       691471106       5,210       171,600                                   X
OMNIVISION TECHNOLOGIES INC       COMM       682128103       1,658        80,000                                   X
PRIORITY HEALTHCARE CORP CL B     CL B       74264T102         133         5,000                                   X
PHARMACEUTICAL HLDRS TR           COMM       71712A206       8,148       110,000                                   X
PEOPLESOFT INC                    COMM       712713106       1,530       100,000                                   X
QUALCOMM INC                      COMM       747525103         288         8,000                                   X
SEPRACOR INC                      COMM       817315104       3,790       279,900                                   X
SCHERING PLOUGH CORP              COMM       806605101         178        10,000                                   X
SHIRE PHARMACEUTICALS GROUP ADR   ADR        82481R106       6,486       350,000                                   X
SEMICONDUCTOR HOLDRS TR           DEP RPCT   816636203       8,012       347,000                                   X
SANDISK CORP                      COMM       80004C101       6,476       385,000                                   X
ST JUDE MEDICAL INC               COMM       790849103         488        10,000                                   X
SKYWORKS SOLUTIONS INC            COMM       83088M102          93        15,000                                   X
TERADYNE INC                      COMM       880770102       5,063       435,000                                   X
TRIAD HOSPITALS INC               COMM       89579K109       6,187       230,000                                   X
VARIAN SEMICONDUCTOR EQUIPMENT    COMM       922207105         102         5,000                                   X
WYETH                             COMM       983024100         567        15,000
                                                           169,785


                                    Item 7:
    Item 1:                          Other                  Item 8:
Name of Issuer                      Managers   (a) Sole   (b) Shared  (c) None
-------------------------------------------------------------------------------
ABBOTT LABORATORIES                    one                   60,000
AETNA INC                              one                  205,000
AFFYMETRIX INC                         one                      200
ARROW ELECTRONICS INC                  one                   51,790
ANTHEM INC                             one                  182,000
BIOGEN INC                             one                  185,000
BIO-RAD LABORATORIES INC CL A          one                  100,000
BIOSITE DIAGNOSTICS INC                one                  180,000
BOSTON SCIENTIFIC CORP                 one                   10,000
CARDINAL HEALTH INC                    one                   15,000
CABOT MICROELECTRONICS CORP            one                  155,700
CREE RESEARCH INC                      one                  115,000
CTI MOLECULAR IMAGING INC              one                   10,000
EXTREME NETWORKS INC                   one                   55,000
F5 NETWORKS INC                        one                  384,600
FINISH LINE INC-CL A                   one                  243,400
GARMIN LTD                             one                  366,500
HCA-HEALTHCARE CO                      one                  220,000
HOLLYWOOD ENTERTAINMENT CORP           one                   21,200
HEALTH NET INC                         one                   15,000
INVESTORS FINL SERVICES CORP           one                  141,700
ISHARES TR                             one                  500,000
ISHARES TR                             one                  300,000
INTERMUNE PHARMACEUTICALS INC          one                   10,000
LINEAR TECHNOLOGY CORPORATION          one                  309,500
LINCARE HOLDINGS INC                   one                   25,000
MACROMEDIA INC                         one                  200,000
MICROCHIP TECHNOLOGY INC               one                   55,000
MOTOROLA INC                           one                   10,000
MARVELL TECHNOLOGIES GROUP             one                   10,000
OXFORD HEALTH PLANS INC                one                  171,600
OMNIVISION TECHNOLOGIES INC            one                   80,000
PRIORITY HEALTHCARE CORP CL B          one                    5,000
PHARMACEUTICAL HLDRS TR                one                  110,000
PEOPLESOFT INC                         one                  100,000
QUALCOMM INC                           one                    8,000
SEPRACOR INC                           one                  279,900
SCHERING PLOUGH CORP                   one                   10,000
SHIRE PHARMACEUTICALS GROUP ADR        one                  350,000
SEMICONDUCTOR HOLDRS TR                one                  347,000
SANDISK CORP                           one                  385,000
ST JUDE MEDICAL INC                    one                   10,000
SKYWORKS SOLUTIONS INC                 one                   15,000
TERADYNE INC                           one                  435,000
TRIAD HOSPITALS INC                    one                  230,000
VARIAN SEMICONDUCTOR EQUIPMENT         one                    5,000
WYETH                                  one                   15,000


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